May 4, 2026

VIA EDGAR

RE:    Principal Life Insurance Company
    Definitive Materials Filing Pursuant to Rule 497(j)
    CIK 0000009712
Commissioners:

On behalf of Principal Life Insurance Company (“Registrant”) and pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, I hereby represent that the forms of prospectus, statement of additional information, and any associated rate sheet supplement (if applicable) for the above-named Registrant, each dated April 29, 2026, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates the prospectus, statement of additional information, and rate sheet supplement (if applicable) for each contract identified below.

Each Post-Effective Amendment for each contract identified below were filed electronically with the Securities and Exchange Commission on EDGAR on April 29, 2026.

Contract Name	Amend. No.	Registration No.
Principal ® Strategic Income	7	333-282080
Principal ® Strategic Outcomes	8	333-282081

If you have any questions regarding the Amendment, please contact me at (317) 874-3803.

                        Sincerely,
                        Kate F. Stecklein
                        Kate F. Stecklein
                        Variable Annuities & Life Insurance Counsel
                        Principal Financial Group